Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (2,461)	$ (11,006)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Amortization on securities, net	251	144
Depreciation	647	657
Provision for loan losses	1,467	6,171
Gain on sale of securities	(980)	(104)
Write-down on foreclosed assets	1,799	901
Gain on extinguishment of debt	(400)
Gain on sale of loans	(946)	(722)
Originations of loans for sale	(45,661)	(38,821)
Proceeds from sales of loans	40,010	40,680
(Gain)/loss on sale of foreclosed assets	34	(69)
Deferred income taxes	244	4,681
Compensation cost of stock options	12	12
Change in cash value of life insurance	(239)	(243)
Change in interest receivable and other assets	(1,730)	(2,828)
Change in interest payable and other liabilities	665	574
Net cash provided by (Used in) operating activities	(7,288)	27
Cash flows from investing activities
Purchases of securities available for sale	(38,740)	(23,626)
Proceeds from maturities and calls of securities available for sale	22,492	21,723
Proceeds from sales of securities available for sale	12,689	2,526
Proceeds from sales of foreclosed assets	3,755	6,147
Net change in interest-bearing time deposits	1,494	(1,392)
Proceeds from Federal Home Loan Bank stock	4,472
Net change in loans	(621)	15,168
Premises and equipment expenditures, net	(250)	(243)
Net cash provided by (used in) investing activities	5,291	20,303
Cash flows from financing activities
Non-interest bearing and interest-bearing demand deposits and savings	14,676	9,099
Certificates and other time deposits	1,427	(17,078)
Proceeds from borrowings		2,000
Repayment of borrowings	(4,900)	(2,200)
Repurchase of TARP preferred stock	(3,312)
Proceeds from private offering	21,228
Dividends paid on preferred stock	(359)	(380)
Net cash provided by (used in) financing activities	28,760	(8,559)
Net change in cash and cash equivalents	26,763	11,771
Cash and cash equivalents at beginning of period	44,258	32,487
CASH AND CASH EQUIVALENTS AT END OF PERIOD	71,021	44,258
Supplemental disclosures
Interest paid	2,239	2,513
Transfers from loans to foreclosed assets	$ 2,873	$ 7,949